Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ohio National Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000315754
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2021
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
ON Janus Henderson Enterprise Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ohio National Fund, Inc.

(the “Fund”)

Supplement dated February 24, 2021 to the

Prospectus and Summary Prospectuses, each dated April 29, 2020

ON Janus Henderson Enterprise Portfolio

ON Janus Henderson Venture Portfolio

(collectively, the “Portfolios”)

The following supplements and amends the Fund’s Prospectus and the Portfolios’ Summary Prospectus, each dated April 29, 2020:

At a meeting held on February 17, 2021, the Board of Directors (the “Board”) of the Fund approved changes to the Portfolios. Effective May 1, 2021, AllianceBernstein L.P. replaces Janus Capital Management LLC as the sub-adviser to the Portfolios.

Also effective May 1, 2021, the investment objective and name of each Portfolio changes as shown below:

	Current		New
Name	ON Janus Henderson Enterprise Portfolio	→	ON AB Mid Cap Core Portfolio
Investment Objective	Seeks long-term total return	→	Seeks long-term growth of capital

	Current		New
Name	ON Janus Henderson Venture Portfolio	→	ON AB Small Cap Portfolio
Investment Objective	Seeks long-term capital appreciation	→	Seeks long-term growth of capital

Please retain this supplement with your Prospectus and Summary Prospectuses for future reference.

ON Janus Henderson Venture Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ohio National Fund, Inc.

(the “Fund”)

Supplement dated February 24, 2021 to the

Prospectus and Summary Prospectuses, each dated April 29, 2020

ON Janus Henderson Enterprise Portfolio

ON Janus Henderson Venture Portfolio

(collectively, the “Portfolios”)

The following supplements and amends the Fund’s Prospectus and the Portfolios’ Summary Prospectus, each dated April 29, 2020:

At a meeting held on February 17, 2021, the Board of Directors (the “Board”) of the Fund approved changes to the Portfolios. Effective May 1, 2021, AllianceBernstein L.P. replaces Janus Capital Management LLC as the sub-adviser to the Portfolios.

Also effective May 1, 2021, the investment objective and name of each Portfolio changes as shown below:

	Current		New
Name	ON Janus Henderson Enterprise Portfolio	→	ON AB Mid Cap Core Portfolio
Investment Objective	Seeks long-term total return	→	Seeks long-term growth of capital

	Current		New
Name	ON Janus Henderson Venture Portfolio	→	ON AB Small Cap Portfolio
Investment Objective	Seeks long-term capital appreciation	→	Seeks long-term growth of capital

Please retain this supplement with your Prospectus and Summary Prospectuses for future reference.